Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000085566
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class AAA
C000049132
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class C
Average Annual Return, Percent	1.95%	7.36%	7.01%	2.92%
C000049133
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class Y
C000049130
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Enterprise Mergers and Acquisitions Fund - Class A
Average Annual Return, Percent	(2.54%)	2.94%	6.55%	2.97%
Without Sales Load [Member] | C000085566
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%	9.20%	7.83%	3.70%
Without Sales Load [Member] | C000049132
Average Annual Return [Line Items]
Average Annual Return, Percent	2.95%	8.36%	7.01%	2.92%
Without Sales Load [Member] | C000049133
Average Annual Return [Line Items]
Average Annual Return, Percent	3.85%	10.22%	8.61%	4.20%
Without Sales Load [Member] | C000049130
Average Annual Return [Line Items]
Average Annual Return, Percent	3.40%	9.22%	7.82%	3.58%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)	8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)	8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)	8.25%	18.59%	12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)	8.25%	18.59%	12.50%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	2.14%	4.72%	2.41%	1.61%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.26%	7.63%	4.69%	3.36%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	2.14%	4.72%	2.41%	1.61%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.26%	7.63%	4.69%	3.36%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	2.14%	4.72%	2.41%	1.61%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.26%	7.63%	4.69%	3.36%
Lipper U.S. Treasury Money-Market Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	2.14%	4.72%	2.41%	1.61%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.26%	7.63%	4.69%	3.36%